Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 9,205,552	$ 18,118,456
Restricted cash	2,945,993	4,410,489
Accounts receivable, net of allowance for expected credit loss of $1,044,690 and $1,003,514, respectively	17,579,236	18,713,342
Notes receivable, net	7,779,889	7,901,784
Inventories	27,762,730	23,312,978
Advances to suppliers, net	4,674,487	3,622,162
Advances to suppliers, net – related parties	453	692,485
Other receivables, net	1,176,030	700,513
Total current assets	71,124,370	77,472,209
Property, plant and equipment, net	10,475,237	8,047,615
Land use rights, net	4,181,325	4,373,158
Long-term investments	12,583,599	13,012,340
Deferred tax assets	617,674	550,874
Other noncurrent assets, net	115,508	138,335
TOTAL ASSETS	99,097,713	103,594,531
Current liabilities:
Accounts payable	779,848	1,889,342
Accrued expenses and other current liabilities	1,969,739	2,153,227
Notes payable	8,474,375	13,337,893
Advances from customers	2,595,297	1,548,151
Advances from customers - related parties	20,616	5,650
Short-term borrowings	2,492,833	1,249,765
Long-term borrowings - current portion	5,512
Taxes payable	2,766,865	3,644,165
Total current liabilities	19,105,085	23,828,193
Long-term borrowings	2,750,562
Deferred government grants - noncurrent portion	1,102,429	1,139,991
TOTAL LIABILITIES	23,208,575	25,277,092
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,279,182 and 14,279,182 shares issued and outstanding at March 31, 2025 and September 30, 2024.	2,856	2,856
Additional paid-in capital	67,329,705	67,329,705
Statutory surplus reserves	964,381	919,978
Retained earnings	7,805,962	7,704,459
Accumulated other comprehensive (loss) income	(507,067)	2,046,228
Total equity attributable to Huadi International Group Co., Ltd.	75,595,837	78,003,226
Equity attributable to non-controlling interests	293,301	314,213
Total shareholders’ equity	75,889,138	78,317,439
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	99,097,713	103,594,531
Related Party
Current liabilities:
Due to related parties - noncurrent portion	$ 250,499	$ 308,908